Dividends	9 Months Ended
Sep. 30, 2016
Notes To Consolidated Financial Statements
Dividends

11. Dividends

During the nine months period ended September 30, 2016, the Company declared and paid three consecutive dividends of $0.50 per share for each of, Series B Preferred Shares, totaling $2,298, Series C Preferred Shares, totaling $3,450, and Series D Preferred Shares, totaling $4,800.